Note 15 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain (loss) on derivatives	$ (238,624)	$ 1,001,754	$ 178,128
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	(238,624)	1,001,754	178,128
Interest Rate Contracts, Unrealized (Loss) / Gain [Member] | Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	(385,028)	609,209	(4,036,107)
Interest Rate Contracts, Realized (Loss) / Gain [Member] | Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	$ 146,404	$ 392,545	$ 4,214,235